INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Schedule of Joint Operation Revenues And Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint operations [line items]
Revenues (100%)	$ 191,538	$ 165,698	$ 50,463
Total operating expenses (100%)	(218,213)	(190,122)	(51,620)
Michigan Joint Operation [Member]
Disclosure of joint operations [line items]
Revenues (100%)	41,696	40,606	42,491
Total operating expenses (100%)	$ (24,741)	$ (24,342)	$ (26,047)